Note 9. Operations and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Concentration of revenue as a percentage of total revenue
	Three months ended		Nine months ended
	September 30,		September 30,
Revenue Streams	2013	2012	2013	2012
Disclosure management	40.8%	75.4%	59.8%	67.3%
Shareholder communications	54.7%	20.6%	35.2%	28.0%
Software licensing	4.5%	4.0%	5.0%	4.7%
Total	100.0%	100.0%	100.0%	100.0%

	2012		2011
	Amount	Percentage	Amount	Percentage
Revenue Streams
Compliance and reporting services	$2,530,127	58.8%	$1,632,889	50.6%
Printing and financial communication	561,802	13.0%	536,912	16.6%
Fulfillment and distribution	554,957	12.9%	639,578	19.8%
Software licensing	189,245	4.4%	86,389	2.7%
Transfer agent services	469,435	10.9%	332,331	10.3%
Total	$4,305,566	100.0%	$3,228,099	100.0%